Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Trade and Other Current Payables

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Current
Trade payables	3,999,224	4,361,810	608,019
Bills payables (i)	3,248,066	3,730,333	519,994
Other payables	402,516	348,856	48,629
Accrued expenses	226,745	216,674	30,203
Accrued staff costs	499,230	642,081	89,504
Refund liabilities	324,161	442,577	61,693
Dividend payable	30,899	44,005	6,134
Amount due to:
- joint ventures (trade)	83,590	49,898	6,956
- joint ventures (non-trade)	—	4	1
- related parties (trade)	303,393	357,714	49,864
- related parties (non-trade)	36,083	36,772	5,126
Financial liabilities carried at amortized cost (Note 32, Note 35)	9,153,907	10,230,724	1,426,123
Deferred grants (Note 27)	8,064	—	—
Advance from customers	248	592	83
Other tax payable	65,105	62,435	8,703
Total trade and other payables	9,227,324	10,293,751	1,434,909

(i)
As of December 31, 2024, the bills payables include bills payable to joint ventures and other related parties amounted to RMB 30.1 million (US$4.2 million) (2023: RMB 4.0 million) and RMB 597.1 million (US$83.2 million) (2023: RMB 435.3 million) respectively.
(ii)
Terms and conditions of the above financial liabilities:
•
Trade and other payables are non-interest bearing and are normally settled on agreed credit terms ranging from 60 to 90 day terms.
The non-trade balances due to joint ventures and related parties are unsecured, interest-free and repayable on demand.
Summary of Other Non-current Payables

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Non-current
Other payables (i) (Note 32, Note 35)	181,155	171,768	23,944

This relates to accrual for bonus, which is non-interest bearing and not expected to be settled within next 12 months.